SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding | shares	1,040,585
Number of options exercisable | shares	103,747
$ 9.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.85
Number of options outstanding | shares	181,485
Awards outstanding, weighted average remaining contractual life (years)	3 years 2 months 19 days
Awards outstanding, weighted average exercise price per share	$ 9.85
Number of options exercisable | shares	3,747
Awards exercisable, weighted average remaining contractual life (years)	3 years 2 months 19 days
Awards exercisable, weighted average exercise price	$ 9.85
$ 14.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 14.69
Number of options outstanding | shares	20,000
Awards outstanding, weighted average remaining contractual life (years)	3 years 10 months 2 days
Awards outstanding, weighted average exercise price per share	$ 14.69
Number of options exercisable | shares	10,000
Awards exercisable, weighted average remaining contractual life (years)	3 years 10 months 2 days
Awards exercisable, weighted average exercise price	$ 14.69
$ 34.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 34.60
Number of options outstanding | shares	404,000
Awards outstanding, weighted average remaining contractual life (years)	6 years 9 months 25 days
Awards outstanding, weighted average exercise price per share	$ 34.60
Number of options exercisable | shares
Awards exercisable, weighted average remaining contractual life (years)
Awards exercisable, weighted average exercise price
$ 41.37-42.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 41.37
Exercise price, maximum	$ 42.96
Number of options outstanding | shares	380,000
Awards outstanding, weighted average remaining contractual life (years)	6 years 8 months 23 days
Awards outstanding, weighted average exercise price per share	$ 41.45
Number of options exercisable | shares	90,000
Awards exercisable, weighted average remaining contractual life (years)	6 years 8 months 16 days
Awards exercisable, weighted average exercise price	$ 41.37
RSUs [Member] | $ 0.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	55,100
Awards outstanding, weighted average remaining contractual life (years)	6 years 9 months 29 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares
Awards exercisable, weighted average remaining contractual life (years)
Awards exercisable, weighted average exercise price